Accounts Receivable (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Accounts Receivable

Net accounts receivable were comprised of the following:

In thousands	2012	2011
Trade receivables	$115,775	$125,198
Allowance for doubtful accounts	(4,932)	(5,326)
Allowance for sales returns	(6,058)	(7,034)

Accounts receivable, net	$104,785	$112,838